Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 2,078
Balance at end of period	3,311	$ 2,078	$ 1,860	$ 3,311	$ 1,860
Loans	3,064	1,948	1,751	3,064	1,751	$ 1,915
Undrawn credit facilities and other off-balance sheet exposures	247	130	109	247	109
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	214	211	224	211	214
Originations net of repayments and other derecognitions	(5)	(7)	(5)	(12)	(16)
Changes in model	1	(1)	(7)		(7)
Net remeasurement	83	17	17	100	46
Provision for (reversal of) credit losses	79	9	5	88	23
Write-offs	(3)	(3)	(8)	(6)	(13)
Recoveries	1	1		2	1
Interest income on impaired loans	(4)	(5)	(3)	(9)	(6)
Foreign exchange and other	3	1	2	4	1
Balance at end of period	290	214	220	290	220
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	571	573	525	573	498
Originations net of repayments and other derecognitions	(5)	(7)	(5)	(12)	(8)
Changes in model	35	4	(1)	39	1
Net remeasurement	280	83	88	363	195
Provision for (reversal of) credit losses	310	80	82	390	188
Write-offs	(97)	(100)	(98)	(197)	(194)
Recoveries	15	20	14	35	31
Interest income on impaired loans	(2)	(1)	(1)	(3)	(2)
Foreign exchange and other	2	(1)	(1)	1
Balance at end of period	799	571	521	799	521
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	506	485	472	485	472
Originations net of repayments and other derecognitions	(30)	(17)	(11)	(47)	(23)
Changes in model	35	18	0	53	1
Net remeasurement	300	119	127	419	229
Provision for (reversal of) credit losses	305	120	116	425	207
Write-offs	(128)	(126)	(131)	(254)	(256)
Recoveries	26	28	29	54	60
Foreign exchange and other	1	(1)			3
Balance at end of period	710	506	486	710	486
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	787	775	624	775	557
Originations net of repayments and other derecognitions	18	(3)	(5)	15	(11)
Changes in model	9	3	11	12	12
Net remeasurement	691	52	46	743	174
Provision for (reversal of) credit losses	718	52	52	770	175
Write-offs	(16)	(40)	(50)	(56)	(98)
Recoveries	3	3	5	6	6
Interest income on impaired loans	(3)	(5)	(7)	(8)	(9)
Foreign exchange and other	23	2	9	25	2
Balance at end of period	1,512	787	633	1,512	633
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	600
Balance at end of period	854	600	547	854	547
Loans	704	537	491	704	491
Undrawn credit facilities and other off-balance sheet exposures	150	63	56	150	56
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	28	28	29	28	27
Originations net of repayments and other derecognitions	2	1	1	3	2
Changes in model	(1)	(1)	(1)	(2)	(1)
Net remeasurement	23	(12)	(10)	11	(21)
Transfers to 12-month ECL	8	12	11	20	22
Transfers to lifetime ECL performing	(10)	(1)	(1)	(11)	(1)
Provision for (reversal of) credit losses	22	(1)	0	21	1
Foreign exchange and other		1	1	1	2
Balance at end of period	50	28	30	50	30
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	182	174	182	174	190
Originations net of repayments and other derecognitions	8	9	8	17	18
Changes in model	(44)	11	(1)	(33)
Net remeasurement	31	(71)	(46)	(40)	(100)
Transfers to 12-month ECL	43	67	54	110	103
Transfers to lifetime ECL performing	(35)	(8)	(11)	(43)	(25)
Provision for (reversal of) credit losses	3	8	4	11	(4)
Balance at end of period	185	182	186	185	186
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	159	145	103	145	102
Originations net of repayments and other derecognitions	(2)			(2)
Changes in model	(19)	13		(6)	1
Net remeasurement	(7)	(77)	(34)	(84)	(82)
Transfers to 12-month ECL	45	87	46	132	103
Transfers to lifetime ECL performing	(31)	(9)	(8)	(40)	(18)
Provision for (reversal of) credit losses	(14)	14	4		4
Foreign exchange and other					1
Balance at end of period	145	159	107	145	107
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	231	239	212	239	180
Originations net of repayments and other derecognitions	24	7	8	31	14
Changes in model	14		6	14	6
Net remeasurement	314	(29)	(18)	285	(2)
Transfers to 12-month ECL	13	24	18	37	33
Transfers to lifetime ECL performing	(131)	(11)	(3)	(142)	(5)
Transfers to lifetime ECL credit-impaired			(1)		(1)
Provision for (reversal of) credit losses	234	(9)	10	225	45
Foreign exchange and other	9	1	2	10	(1)
Balance at end of period	474	231	224	474	224
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	818
Balance at end of period	1,648	818	765	1,648	765
Loans	1,553	753	712	1,553	712
Undrawn credit facilities and other off-balance sheet exposures	95	65	53	95	53
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	40	43	46	43	44
Originations net of repayments and other derecognitions	(2)	(3)	(2)	(5)	(6)
Changes in model	2		(6)	2	(6)
Net remeasurement	35	7	9	42	20
Transfers to 12-month ECL	(6)	(10)	(9)	(16)	(16)
Transfers to lifetime ECL performing	14	5	5	19	10
Transfers to lifetime ECL credit-impaired	(2)	(2)	(2)	(4)	(3)
Provision for (reversal of) credit losses	41	(3)	(5)	38	(1)
Foreign exchange and other			1	1	(1)
Balance at end of period	82	40	42	82	42
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Foreign exchange and other	1
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	268	271	226	271	199
Originations net of repayments and other derecognitions	(9)	(13)	(13)	(22)	(26)
Changes in model	79	(7)		72
Net remeasurement	168	90	55	258	144
Transfers to 12-month ECL	(42)	(65)	(53)	(107)	(101)
Transfers to lifetime ECL performing	40	11	16	51	34
Transfers to lifetime ECL credit-impaired	(20)	(19)	(13)	(39)	(32)
Provision for (reversal of) credit losses	216	(3)	(8)	213	19
Balance at end of period	484	268	218	484	218
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	347	340	369	340	370
Originations net of repayments and other derecognitions	(28)	(17)	(11)	(45)	(23)
Changes in model	54	5		59
Net remeasurement	264	156	117	420	218
Transfers to 12-month ECL	(45)	(87)	(46)	(132)	(103)
Transfers to lifetime ECL performing	31	9	8	40	18
Transfers to lifetime ECL credit-impaired	(59)	(58)	(58)	(117)	(103)
Provision for (reversal of) credit losses	217	8	10	225	7
Foreign exchange and other	1	(1)			2
Balance at end of period	565	347	379	565	379
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	163	158	134	158	147
Originations net of repayments and other derecognitions	(1)	(5)	(8)	(6)	(13)
Changes in model		4	3	(1)	3
Net remeasurement	246	22	17	268	32
Transfers to 12-month ECL	(11)	(22)	(17)	(33)	(31)
Transfers to lifetime ECL performing	133	12	4	145	7
Transfers to lifetime ECL credit-impaired	(12)	(8)	(9)	(20)	(21)
Provision for (reversal of) credit losses	350	3	(10)	353	(23)
Foreign exchange and other	4	2	2	6	2
Balance at end of period	517	163	126	517	126
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Changes in model	(5)
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	660
Balance at end of period	809	660	548	809	548
Loans	807	658	548	807	548
Undrawn credit facilities and other off-balance sheet exposures	2	2		2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	146	140	149	140	143
Originations net of repayments and other derecognitions	(5)	(5)	(4)	(10)	(12)
Net remeasurement	25	22	18	47	47
Transfers to 12-month ECL	(2)	(2)	(2)	(4)	(6)
Transfers to lifetime ECL performing	(4)	(4)	(4)	(8)	(9)
Transfers to lifetime ECL credit-impaired	2	2	2	4	3
Provision for (reversal of) credit losses	16	13	10	29	23
Write-offs	(3)	(3)	(8)	(6)	(13)
Recoveries	1	1		2	1
Interest income on impaired loans	(4)	(5)	(3)	(9)	(6)
Foreign exchange and other	2			2
Balance at end of period	158	146	148	158	148
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	121	128	117	128	109
Originations net of repayments and other derecognitions	(4)	(3)		(7)
Changes in model					1
Net remeasurement	81	64	79	145	151
Transfers to 12-month ECL	(1)	(2)	(1)	(3)	(2)
Transfers to lifetime ECL performing	(5)	(3)	(5)	(8)	(9)
Transfers to lifetime ECL credit-impaired	20	19	13	39	32
Provision for (reversal of) credit losses	91	75	86	166	173
Write-offs	(97)	(100)	(98)	(197)	(194)
Recoveries	15	20	14	35	31
Interest income on impaired loans	(2)	(1)	(1)	(3)	(2)
Foreign exchange and other	2	(1)	(1)	1
Balance at end of period	130	121	117	130	117
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	43	40	44	83	93
Transfers to lifetime ECL credit-impaired	59	58	58	117	103
Provision for (reversal of) credit losses	102	98	102	200	196
Write-offs	(128)	(126)	(131)	(254)	(256)
Recoveries	26	28	29	54	60
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	393	378	278	378	230
Originations net of repayments and other derecognitions	(5)	(5)	(5)	(10)	(12)
Changes in model		(1)	2	(1)	3
Net remeasurement	131	59	47	190	144
Transfers to 12-month ECL	(2)	(2)	(1)	(4)	(2)
Transfers to lifetime ECL performing	(2)	(1)	(1)	(3)	(2)
Transfers to lifetime ECL credit-impaired	12	8	10	20	22
Provision for (reversal of) credit losses	134	58	52	192	153
Write-offs	(16)	(40)	(50)	(56)	(98)
Recoveries	3	3	5	6	6
Interest income on impaired loans	(3)	(5)	(7)	(8)	(9)
Foreign exchange and other	10	(1)	5	9	1
Balance at end of period	$ 521	$ 393	$ 283	$ 521	$ 283